Income tax - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Line Items]
Prior year deferred tax impact	$ (30,872)	$ 5,916	$ (10,719)
Effective tax rate	79.50%	(6.60%)	15.30%
Net deferred tax liabilities	$ 7,868	$ 1,811
Deferred tax liability (asset)	184,343	296,549	$ 309,754
Derecognition of deferred tax assets previously recognized	130,000
Deferred tax assets	192,211	298,360
Unused tax losses	1,647,618
Unused tax losses for which a deferred tax asset has been recognized	907,100
ICELAND AND LUXEMBOURG
Disclosure of income tax [Line Items]
Unused tax losses	740,500
ICELAND
Disclosure of income tax [Line Items]
Unused tax losses	650,000
LUXEMBOURG
Disclosure of income tax [Line Items]
Unused tax losses	90,500
Other
Disclosure of income tax [Line Items]
Net deferred tax liabilities	8,390	2,086
Deferred tax assets	11,312	10,760
Taxable Losses
Disclosure of income tax [Line Items]
Net deferred tax liabilities	0	0
Deferred tax assets	$ 181,421	$ 287,874